Property Plant and Equipment - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2023 EUR (€) item	Dec. 31, 2023 EUR (€) item	Dec. 31, 2024	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€) item	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 13, 2023 EUR (€)	Nov. 13, 2023 USD ($)	Nov. 09, 2023 EUR (€)	Nov. 09, 2023 USD ($)
Property Plant and Equipment
Borrowing costs capitalized				€ 7,100	€ 4,200
Capitalization rate (in percent)				5.50%	5.70%
Number of vessels evaluated for impairment | item				2
Number of independent evaluations received for vessels evaluated for impairment | item		2
Estimated market value of vessels									€ 313,000	$ 332
Percentage by which the estimated market value of vessels exceeds the carrying value									34.00%	34.00%
Eneti Inc
Property Plant and Equipment
Acquisition of businesses				€ 441,500
Minimum
Property Plant and Equipment
Estimated market value of vessels											€ 377,000	$ 400
Percentage by which the estimated market value of vessels exceeds the carrying value											67.00%	67.00%
Maximum
Property Plant and Equipment
Estimated market value of vessels											€ 415,000	$ 440
Percentage by which the estimated market value of vessels exceeds the carrying value											84.00%	84.00%
Assets under Construction
Property Plant and Equipment
Additions for down payments made for installation of vessels and main crane installments				42,000	€ 11,000
Additions for down payments made for installation of vessels					9,000
Assets related to future projects that have not yet started		€ 5,700		5,700
Assets under Construction | Eneti Inc
Property Plant and Equipment
Acquisition of businesses				144,000
Assets under Construction | BW Group
Property Plant and Equipment
Guarantee fees		€ 7,600		7,600
P-Class vessels
Property Plant and Equipment
Additions for down payments made for installation of vessels				15,400		€ 137,000
Number of vessels for which down payments have been made for installation | item						2
A-Class vessels
Property Plant and Equipment
Additions for down payments made for installation of vessels				3,800	€ 167,000
Number of vessels for which down payments have been made for installation | item					2
O-class vessels
Property Plant and Equipment
Number of independent evaluations received for vessels evaluated for impairment | item		2
Wind Orca
Property Plant and Equipment
Additions for instalments made for the main cranes				16,000	€ 10,700	€ 7,000
Wind Osprey
Property Plant and Equipment
Additions for instalments made for the main cranes				6,800	€ 16,300
Operating Vessels Wind Scylla
Property Plant and Equipment
Acquisition of businesses				205,879
Number of independent evaluations received for vessels evaluated for impairment | item	2
Operating Vessels Wind Scylla | Clarksons
Property Plant and Equipment
Percentage by which the estimated market value of vessels exceeds the carrying value	5.00%							5.00%
Operating Vessels Wind Scylla | Minimum | Clarksons
Property Plant and Equipment
Estimated market value of vessels	€ 203,000							$ 225
Operating Vessels Wind Scylla | Minimum | Evaluation by Pareto
Property Plant and Equipment
Estimated market value of vessels	€ 258,000							$ 285
Percentage by which the estimated market value of vessels exceeds the carrying value	25.00%							25.00%
Operating Vessels Wind Scylla | Maximum | Clarksons
Property Plant and Equipment
Estimated market value of vessels	€ 217,000							$ 240
Operating Vessels Wind Scylla | Maximum | Evaluation by Pareto
Property Plant and Equipment
Estimated market value of vessels	€ 267,000							$ 295
Percentage by which the estimated market value of vessels exceeds the carrying value	29.00%							29.00%
Wind Zaratan
Property Plant and Equipment
Acquisition of businesses				€ 86,927
Number of independent evaluations received for vessels evaluated for impairment | item		2
Wind Zaratan | Clarksons
Property Plant and Equipment
Percentage by which the estimated market value of vessels exceeds the carrying value		21.00%		21.00%			21.00%
Wind Zaratan | Evaluation by Pareto
Property Plant and Equipment
Percentage by which the estimated market value of vessels exceeds the carrying value		10.00%		10.00%			10.00%
Wind Zaratan | Minimum | Clarksons
Property Plant and Equipment
Estimated market value of vessels		€ 86,000		€ 86,000			$ 95
Wind Zaratan | Minimum | Evaluation by Pareto
Property Plant and Equipment
Estimated market value of vessels		86,000		86,000			95
Wind Zaratan | Maximum | Clarksons
Property Plant and Equipment
Estimated market value of vessels		104,000		104,000			115
Wind Zaratan | Maximum | Evaluation by Pareto
Property Plant and Equipment
Estimated market value of vessels		€ 95,000		€ 95,000			$ 105
value-in-use
Property Plant and Equipment
Percentage of yearly increase in revenue considered for determination of value in use			2.00%
WACC (in percent)		9.50%		9.50%	8.00%	8.50%	9.50%
Percentage of reasonably possible increase (decrease) in WACC (in percent)		1.00%		1.00%			1.00%
Reasonably possible increase (decrease) in revenue per day				€ 20
Newbuilds
Property Plant and Equipment
WACC (in percent)		9.50%		9.50%	8.00%	8.50%	9.50%
Percentage of reasonably possible increase (decrease) in WACC (in percent)		1.00%		1.00%			1.00%
Reasonably possible increase (decrease) in revenue per day				€ 20